Offerings - Offering: 1	Oct. 23, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 409,000.00
Amount of Registration Fee	$ 35.58
Offering Note	The maximum aggregate amount of the securities to which the amended prospectus relates is $409,000.00. The fee of $35.5830 was previously paid - Accession No. 0001104659-26-118151.